Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	149,264,925	140,227,818
Common stock, shares outstanding	149,264,925	140,227,818
XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		900,000,000	900,000,000
Common stock, shares issued		74,999,777	62,329,743
Common stock, shares outstanding		74,999,777	62,329,743
XCF Global Capital Inc [Member] | XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized		100,000,000